Investment in Unconsolidated Affiliate	12 Months Ended
Mar. 31, 2015
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investment in Unconsolidated Affiliate
Note 13.	Investment in Unconsolidated Affiliate
As of the filing date of this Form 10-K report, the Company has had no investment in any unconsolidated affiliate since March 31, 2013.